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MONY Custom Equity Master

--------------------------------------------------------------------------------

Supplement to Prospectus Portfolio
Dated May 1, 1999

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Flexible Premium

Variable Universal Life Insurance Policy
Issued by
MONY Life Insurance Company of America

Supplement dated November 1, 1999
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

                       SUPPLEMENT DATED NOVEMBER 1, 1999
                                       to

                          PROSPECTUS DATED MAY 1, 1999
                                      for

                           Flexible Premium Variable
                        Universal Life Insurance Policy

                                   Issued by

                     MONY Life Insurance Company of America
                        MONY America Variable Account L

EFFECTIVE NOVEMBER 1, 1999 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

 1. THE FIRST SENTENCE OF THE THIRD BULLET ON THE COVER PAGE IS HEREBY AMENDED TO READ AS FOLLOWS:

          - If you do, you can also tell us to place your purchase payments and cash values into any or all of 25 different subaccounts.

 2. THE INFORMATION ON THE COVER PAGE IN THE NEXT TO THE LAST SENTENCE UNDER THE LEGEND IS AMENDED TO READ AS FOLLOWS:

     This prospectus comes with prospectuses for the MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and Janus Aspen Series.

 3. PAGE i OF THE TABLE OF CONTENTS IS AMENDED TO ADD THE FOLLOWING AFTER "THE FUNDS":

     Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and Janus Aspen Series.

 4. THE TABLE OF ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1998 ON PAGE 4 IS AMENDED TO ADD THE FOLLOWING INFORMATION:

                                                         OTHER EXPENSES
                                                             (AFTER
           FUND/PORTFOLIO              MANAGEMENT FEES   REIMBURSEMENT)   TOTAL EXPENSES
-------------------------------------  ---------------   --------------   --------------
Enterprise Multi-Cap Growth
  Portfolio..........................       1.00%             0.40%            1.40%(4)(5)
Enterprise Balanced Portfolio........       0.75%             0.20%            0.95%(4)(5)
DREYFUS STOCK INDEX FUND.............       0.25%             0.01%            0.26%(5)
THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC...................       0.75%             0.05%            0.80%(5)
FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND
Growth Portfolio.....................       0.59%             0.16%(8)         0.75%(5)(6)
FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND II
Contrafund Portfolio.................       0.59%             0.16%(8)         0.75%(5)(6)
FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND III
Growth Opportunities Portfolio.......       0.59%             0.20%(8)         0.79%(5)(6)
JANUS ASPEN SERIES
Aggressive Growth Portfolio..........       0.72%             0.03%            0.75%(5)
Balanced Portfolio...................       0.72%             0.02%            0.74%(5)

                                                         OTHER EXPENSES
                                                             (AFTER
           FUND/PORTFOLIO              MANAGEMENT FEES   REIMBURSEMENT)   TOTAL EXPENSES
-------------------------------------  ---------------   --------------   --------------
Capital Appreciation Portfolio.......       0.70%             0.22%            0.92%(5)(7)
Worldwide Growth Portfolio...........       0.65%             0.07%            0.72%(5)(7)

---------------

     (4) Enterprise Capital Management, Inc. has agreed to limit expenses on the Multi-Cap Growth and the Balanced Portfolios to 1.40% and 0.95%, respectively.

     (5) The sub-account corresponding to this Fund/Portfolio first became available for allocation in November, 1999.

     (6) Expenses are net of reimbursements. Absent reimbursements, expenses would have been 0.80%.

     (7) Fees and expenses are net of waivers. Absent waivers, expenses for the Capital Appreciation and Worldwide Growth Portfolios would have been 0.97% and 0.74%, respectively.

     (8) Other expenses includes a distribution and service (12b-1) fee of 0.10%.

 5. THE DIAGRAM ON PAGES 9 AND 32 IS AMENDED BY CHANGING THE NUMBER OF SUBACCOUNTS AND PORTFOLIOS TO "25".

 6. THE TABLE LISTING SUBACCOUNTS BEGINNING ON PAGE 13 OF THE PROSPECTUS IS AMENDED TO ADD THE FOLLOWING INFORMATION:

          ------------------------------------------------------------------------------------
            SUBACCOUNT AND DESIGNATED PORTFOLIO                 INVESTMENT OBJECTIVE
          ------------------------------------------------------------------------------------
          ENTERPRISE BALANCED SUBACCOUNT              Seeks long-term total return. Generally,
                                                      between 55% and 75% of its total assets
          This subaccount purchases shares of the     will be invested in equity securities,
          Enterprise Accumulation Trust Balanced      and between 45% and 25% in fixed income
          Portfolio.                                  securities to provide a stable flow of
                                                      income. Allocation will vary based on
                                                      the manager's assessment of the return
                                                      potential of each asset class.
          ------------------------------------------------------------------------------------
          ENTERPRISE MULTI-CAP GROWTH SUBACCOUNT      Seeks long-term capital appreciation by
                                                      primarily investing in growth stocks.
          This subaccount purchases shares of the     Companies will tend to fall into one of
          Enterprise Accumulation Trust Multi-Cap     two categories: companies that offer
          Growth Portfolio.                           goods or services to a rapidly expanding
                                                      marketplace or companies experiencing a
                                                      major change that is expected to produce
                                                      advantageous results.
          ------------------------------------------------------------------------------------
          DREYFUS STOCK INDEX SUBACCOUNT              Seeks to match the total return of the
                                                      Standard & Poor's 500 Composite Stock
          This subaccount purchases shares of the     Price Index. Generally invests in all
          Dreyfus Stock Index Fund.                   500 stocks in the S&P 500 in proportion
                                                      to their weighting in the index.
          ------------------------------------------------------------------------------------
          DREYFUS SOCIALLY RESPONSIBLE SUBACCOUNT     Seeks to provide capital growth, with
                                                      current income as a secondary goal.
          This subaccount purchases shares of The     Invest primarily in common stock of
          Dreyfus Socially Responsible Growth         companies that, in the opinion of its
          Fund, Inc.                                  management, meet traditional investment
                                                      standards and conduct their business in
                                                      a manner that contributes to the
                                                      enhancement of the quality of life in
                                                      America.
          ------------------------------------------------------------------------------------

          ------------------------------------------------------------------------------------
            SUBACCOUNT AND DESIGNATED PORTFOLIO                 INVESTMENT OBJECTIVE
          ------------------------------------------------------------------------------------
          FIDELITY GROWTH SUBACCOUNT                  Seeks to achieve capital appreciation by
                                                      investing its assets primarily in common
          This subaccount purchases shares of         stocks that it believes have
          Fidelity Variable Insurance Products        above-average growth potential. Tends to
          Fund -- Growth fund.                        be companies with higher than average
                                                      price/earnings ratios, and with new
                                                      products, technologies, distribution
                                                      channels or other opportunities, or with
                                                      a strong industry or market position.
                                                      May invest in securities of foreign
                                                      issuers in addition to those of domestic
                                                      issuers.
          ------------------------------------------------------------------------------------
          FIDELITY CONTRAFUND SUBACCOUNT              Seeks long-term capital appreciation by
                                                      investing mainly in equity securities of
          This subaccount purchases shares of         companies whose value it believes is not
          Fidelity Variable Insurance Products        fully recognized by the public.
          Fund -- Contrafund fund.                    Typically, includes companies in
                                                      turnaround situations, companies
                                                      experiencing transitory difficulties,
                                                      and undervalued companies. May invest in
                                                      securities of foreign issuers in
                                                      addition to those of domestic issuers.
          ------------------------------------------------------------------------------------
          FIDELITY GROWTH OPPORTUNITIES SUBACCOUNT    Seeks to provide capital growth by
                                                      investing primarily in common stocks.
          This subaccount purchases shares of         May also invest in other types of
          Fidelity Variable Insurance Products        securities, including bonds, which may
          Fund -- Growth Opportunities fund.          be lower-quality debt securities. May
                                                      invest in securities of foreign issuers
                                                      in addition to those of domestic
                                                      issuers.
          ------------------------------------------------------------------------------------
          JANUS AGGRESSIVE GROWTH SUBACCOUNT          Seeks long-term growth of capital by
                                                      investing primarily in common stocks
          This subaccount purchases shares of         selected for their growth potential.
          Janus Aspen Series -- Aggressive Growth     Normally, it invests at least 50% of its
          Portfolio.                                  equity assets in medium-sized companies
                                                      with market capitalizations falling
                                                      within the range of companies in the S&P
                                                      MidCap 400 Index. Market capitalization
                                                      within the Index will vary but as of
                                                      12/31/98, they ranged from approximately
                                                      $142 million to $73 billion.
          ------------------------------------------------------------------------------------
          JANUS BALANCED SUBACCOUNT                   Seeks long-term capital growth,
                                                      consistent with preservation of capital
          This subaccount purchases shares of         and balanced by current income. Normally
          Janus Aspen Series -- Balanced              invests 40-60% of its assets in
          Portfolio.                                  securities selected primarily for their
                                                      growth potential, and 40-60% in
                                                      securities selected primarily for their
                                                      income potential and at least 25% of its
                                                      assets in fixed-income securities.
          ------------------------------------------------------------------------------------

          ------------------------------------------------------------------------------------
            SUBACCOUNT AND DESIGNATED PORTFOLIO                 INVESTMENT OBJECTIVE
          ------------------------------------------------------------------------------------
          JANUS CAPITAL APPRECIATION SUBACCOUNT       Seeks long-term growth of capital. It
                                                      pursues its objective by investing
          This subaccount purchases shares of         primarily in common stocks selected for
          Janus Aspen Series -- Capital               their growth potential. The portfolio
          Appreciation Portfolio.                     may invest in companies of any size,
                                                      from larger, well-established companies
                                                      to smaller, emerging growth companies.
          ------------------------------------------------------------------------------------
          JANUS WORLDWIDE GROWTH SUBACCOUNT           Seeks long-term growth of capital in a
                                                      manner consistent with the preservation
          This subaccount purchases shares of         of capital. It pursues this objective by
          Janus Aspen Series -- Worldwide Growth      investing primarily in common stocks of
          Portfolio.                                  companies of any size throughout the
                                                      world. Normally invests in issuers from
                                                      at least five different countries,
                                                      including the United States but may at
                                                      times invest in fewer than five
                                                      countries or even in a single country.
          ------------------------------------------------------------------------------------

 7. THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "THE FUNDS" ON PAGE 15 IS DELETED AND REPLACED WITH THE FOLLOWING:

          Each available subaccount of MONY America Variable Account L will invest only in the shares of the designated portfolio of the Funds. The Funds (except for the Dreyfus Stock Index Fund) are diversified, open-end management investment companies. The Dreyfus Stock Index Fund is a non-diversified, open-end management investment company.

 8. THE FIRST AND LAST SENTENCES OF THE PARAGRAPH UNDER THE HEADING "ENTERPRISE ACCUMULATION TRUST" ON PAGE 16 ARE AMENDED TO READ, RESPECTIVELY, AS
    FOLLOWS:

          "Enterprise Accumulation Trust" has a number of portfolios; the shares of some of these portfolios can be purchased by subaccounts available to you.

     The daily investment advisory fees and sub-advisory fees for each portfolio purchased by subaccounts available to you are shown in the chart below.

 9. THE TABLE UNDER THE HEADING "ENTERPRISE ACCUMULATION TRUST" ON PAGE 16 IS AMENDED TO ADD THE FOLLOWING SUBACCOUNTS:

       ------------------------------------------------------------------------------------------------------------
       PORTFOLIO AND SUB-INVESTMENT ADVISER      INVESTMENT ADVISER FEE           SUB-INVESTMENT ADVISER FEE
       ------------------------------------------------------------------------------------------------------------
         BALANCED PORTFOLIO                  Annual rate of 1.00% of the        Annual rate of 0.30% up to $1
                                             aggregate average daily net        billion and 0.20% in excess of
         Montag & Caldwell, Inc. is the      assets.                            $1 billion of the portfolio's
         sub-investment adviser.                                                aggregate average daily net
                                                                                assets.
       ------------------------------------------------------------------------------------------------------------
         MULTI-CAP PORTFOLIO                 Annual rate of 0.75% of the        Annual rate of 0.40% of the
                                             aggregate average daily net        aggregate average daily net
         Fred Alger Management Inc. is the   assets.                            assets.
         sub-investment adviser.
       ------------------------------------------------------------------------------------------------------------

10. THE FIRST COLUMN OF THE ENTERPRISE ACCUMULATION TRUST TABLE ON PAGE 16 IS AMENDED TO CHANGE THE NAME OF THE SUB-INVESTMENT ADVISER FOR THE EQUITY PORTFOLIO TO TCW FUNDS MANAGEMENT, INC. AND TO ADD SANFORD C. BERNSTEIN & CO., INC. AS THE CO-SUB-INVESTMENT ADVISER TO THE MANAGED PORTFOLIO.

11. THE FIRST COLUMN OF THE ENTERPRISE ACCUMULATION TRUST TABLE ON PAGE 17 IS AMENDED TO CHANGE THE NAME OF THE SUB-INVESTMENT ADVISER OF THE CAPITAL APPRECIATION PORTFOLIO TO MARSICO CAPITAL MANAGEMENT, LLC.

12. THE TABLES SETTING FORTH THE SUB-INVESTMENT ADVISER, INVESTMENT ADVISER FEES AND SUB-INVESTMENT ADVISER FEES BEGINNING ON PAGE 15 ARE AMENDED TO ADD THE FOLLOWING INFORMATION ON PAGE 18:

    DREYFUS STOCK INDEX FUND
    THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

         The Dreyfus Corporation is the investment adviser of the Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. As described below, the Fund or The Dreyfus Corporation contracts with sub-investment advisers to assist in managing the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the table below.

       ------------------------------------------------------------------------------------------------------------
       PORTFOLIO AND SUB-INVESTMENT ADVISER      INVESTMENT ADVISER FEE           SUB-INVESTMENT ADVISER FEE
       ------------------------------------------------------------------------------------------------------------
         DREYFUS STOCK INDEX FUND            Annual rate of 0.245% of the       Dreyfus Corporation pays the
                                             fund's average daily net           sub-adviser an annual rate of
         Mellon Equity Associates is the     assets.                            0.095% of the value of the
         sub-investment adviser.                                                fund's average daily net
                                                                                assets.
       ------------------------------------------------------------------------------------------------------------
         THE DREYFUS SOCIALLY RESPONSIBLE    Annual rate of 0.75% of the        Dreyfus Corporation pays the
         GROWTH FUND, INC.                   fund's average daily net           sub-adviser an annual rate of
                                             assets.                            0.10% of the first $32 million,
         NCM Capital Management Group, Inc.                                     0.15% in excess of $32 million
         is the sub-investment adviser.                                         up to $150 million, 0.20% in
                                                                                excess of $150 million up to
                                                                                $300 million, 0.25% in excess
                                                                                of $300 million of the value of
                                                                                the fund's average daily net
                                                                                assets.
       ------------------------------------------------------------------------------------------------------------

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- GROWTH PORTFOLIO
    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II -- CONTRAFUND PORTFOLIO FIDELITY VARIABLE INSURANCE PRODUCTS FUND III -- GROWTH OPPORTUNITIES PORTFOLIO

         Fidelity Management & Research ("FMR") is each fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the funds' business affairs. Affiliates assist FMR with foreign investments.

          ------------------------------------------------------------------------------------
           PORTFOLIO AND SUB-INVESTMENT ADVISERS               INVESTMENT ADVISER FEE
          ------------------------------------------------------------------------------------
          FIDELITY VARIABLE INSURANCE PRODUCTS        The fee is calculated by adding a group
          FUND -- GROWTH PORTFOLIO                    fee rate to an individual fee rate,
                                                      dividing by twelve, and multiplying the
          Fidelity Management & Research (U.K.)       result by the fund's average net assets
          Inc. and Fidelity Management & Research     throughout the month. The group fee rate
          Far East Inc. are the sub-investment        is based on the average net assets of
          advisers.                                   all the mutual funds advised by FMR.
                                                      This group rate cannot rise above 0.52%
                                                      for this fund, and it drops as total
                                                      assets under management increase. The
                                                      individual fee rate for this fund is
                                                      0.30% of the fund's average net assets.
          ------------------------------------------------------------------------------------
          FIDELITY VARIABLE INSURANCE PRODUCTS        The fee is calculated by adding a group
          FUND II -- CONTRAFUND PORTFOLIO             fee rate to an individual fee rate,
                                                      dividing by twelve, and multiplying the
          Fidelity Management & Research (U.K.)       result by the fund's average net assets
          Inc. and Fidelity Management & Research     throughout the month. The group fee rate
          Far East Inc. are the sub-investment        is based on the average net assets of
          advisers.                                   all the mutual funds advised by FMR.
                                                      This group rate cannot rise above 0.52%
                                                      for this fund, and it drops as total
                                                      assets under management increase. The
                                                      individual fee rate for this fund is
                                                      0.30% of the fund's average net assets.
          ------------------------------------------------------------------------------------
          FIDELITY VARIABLE INSURANCE PRODUCTS        The fee is calculated by adding a group
          FUND III -- GROWTH OPPORTUNITIES            fee rate to an individual fee rate,
          PORTFOLIO                                   dividing by twelve, and multiplying the
                                                      result by the fund's average net assets
          Fidelity Management & Research (U.K.)       throughout the month. The group fee rate
          Inc. and Fidelity Management & Research     is based on the average net assets of
          Far East Inc. are the sub-investment        all the mutual funds advised by FMR.
          advisers.                                   This group rate cannot rise above 0.52%
                                                      for this fund, and it drops as total
                                                      assets under management increase. The
                                                      individual fee rate for this fund is
                                                      0.30% of the fund's average net assets.
          ------------------------------------------------------------------------------------

    JANUS ASPEN SERIES

         Janus Aspen Series has eleven portfolios. The shares of four of the portfolios can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios.

        ------------------------------------------------------------------------------------
                       PORTFOLIO                             INVESTMENT ADVISER FEE
        ------------------------------------------------------------------------------------
         JANUS ASPEN SERIES -- AGGRESSIVE GROWTH    Annual rate of 0.75% of the first $300
         PORTFOLIO                                  million, 0.70% of the next $200 million,
                                                    0.65% over $500 million of the
                                                    portfolio's average daily net assets.*
        ------------------------------------------------------------------------------------
         JANUS ASPEN SERIES -- BALANCED             Annual rate of 0.75% of the first $300
         PORTFOLIO                                  million, 0.70% of the next $200 million,
                                                    0.65% over $500 million of the
                                                    portfolio's average daily net assets.*
        ------------------------------------------------------------------------------------
         JANUS ASPEN SERIES -- CAPITAL              Annual rate of 0.75% of the first $300
         APPRECIATION PORTFOLIO                     million, 0.70% of the next $200 million,
                                                    0.65% over $500 million of the
                                                    portfolio's average daily net assets.*
        ------------------------------------------------------------------------------------
         JANUS ASPEN SERIES -- WORLDWIDE GROWTH     Annual rate of 0.75% of the first $300
         PORTFOLIO                                  million, 0.70% of the next $200 million,
                                                    0.65% over $500 million of the
                                                    portfolio's average daily net assets.*
        ------------------------------------------------------------------------------------
        * Janus Capital has agreed to reduce the portfolio's management fee to the extent that such fee exceeds the effective rate of the Janus retail fund corresponding to such portfolio.
        ------------------------------------------------------------------------------------

13. THE FIRST PARAGRAPH FOLLOWING THE TABLE ON PAGE 18 IS AMENDED TO READ AS
    FOLLOWS:

          The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:

          (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

          (2) more than 50% of the outstanding portfolio shares.

     The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

14. THE SECOND SENTENCE UNDER "FEES AND EXPENSES OF THE FUNDS" ON PAGE 42 IS HEREBY AMENDED TO READ AS FOLLOWS:

     These fees and expenses vary by portfolio and are set forth on page 4.

15. THE INFORMATION ON PAGE 43 OF THE PROSPECTUS IS DELETED.

16. PAGE 51 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE INFORMATION" IS AMENDED TO ADD THE FOLLOWING INFORMATION:

          We may also use non-standard performance in cases where we add new subaccounts which purchase shares of underlying funds in existence prior to the formation of such subaccounts. In such cases we will use the historical performance of the underlying fund with the current expenses of the applicable subaccount under the Contract.

17. EXISTING SUBACCOUNT NAMES IN THE PROSPECTUS ARE CHANGED WHENEVER THEY APPEAR AS SPECIFIED IN THE TABLE BELOW:

       --------------------------------------------------------------------------------------
                  OLD SUBACCOUNT NAME                          NEW SUBACCOUNT NAME
       --------------------------------------------------------------------------------------
         The Money Market Subaccount                MONY Money Market Subaccount
       --------------------------------------------------------------------------------------
         The Government Securities Subaccount       MONY Government Securities Subaccount
       --------------------------------------------------------------------------------------
         The Intermediate Term Bond Subaccount      MONY Intermediate Term Bond Subaccount
       --------------------------------------------------------------------------------------
         The Long Term Bond Subaccount              MONY Long Term Bond Subaccount
       --------------------------------------------------------------------------------------
         The Equity Subaccount                      Enterprise Equity Subaccount
       --------------------------------------------------------------------------------------
         The Managed Subaccount                     Enterprise Managed Subaccount
       --------------------------------------------------------------------------------------
         The Small Company Value Subaccount         Enterprise Small Company Value Subaccount
       --------------------------------------------------------------------------------------
         The International Growth Subaccount        Enterprise International Growth
                                                    Subaccount
       --------------------------------------------------------------------------------------
         The Growth Subaccount                      Enterprise Growth Subaccount
       --------------------------------------------------------------------------------------
         The Growth and Income Subaccount           Enterprise Growth and Income Subaccount
       --------------------------------------------------------------------------------------
         The Equity Income Subaccount               Enterprise Equity Income Subaccount
       --------------------------------------------------------------------------------------
         The Small Company Growth Subaccount        Enterprise Small Company Growth
                                                    Subaccount
       --------------------------------------------------------------------------------------
         The Capital Appreciation Subaccount        Enterprise Capital Appreciation
                                                    Subaccount
       --------------------------------------------------------------------------------------
         The High Yield Bond Subaccount             Enterprise High Yield Bond Subaccount
       --------------------------------------------------------------------------------------

18. THE FIRST SENTENCE UNDER "ALLOCATION OF NET PREMIUMS" ON PAGE 23 IS AMENDED TO READ AS FOLLOWS:

          Net premiums may be allocated to up to 21 of the twenty-five available subaccounts and to the Guaranteed Interest Account.

Form No. 14503 SL (11/1/99)                                   Reg. No. 333-56969

     The financial statements that follow supplement the Financial Statements and Notes to Financial Statements found beginning on page F-1 of the MONY Custom Equity Master Prospectus Portfolio dated May 1, 1999.

                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Statements of assets and liabilities as of June 30, 1999
     (unaudited)............................................  F-2
  Statements of operations for the periods ended June 30,
     1999 (unaudited).......................................  F-4
  Statements of changes in net assets for the periods ended
     June 30, 1999 (unaudited) and December 31, 1998........  F-6
  Notes to financial statements (unaudited).................  F-11
With respect to MONY Life Insurance Company of America:
  Unaudited interim condensed balance sheets as of June 30,
     1999 and December 31, 1998.............................  F-14
  Unaudited interim condensed statements of income and
     comprehensive income for the three-month periods ended
     June 30, 1999 and 1998.................................  F-15
  Unaudited interim condensed statements of income and
     comprehensive income for the six-month periods ended
     June 30, 1999 and 1998.................................  F-16
  Unaudited interim condensed statement of changes in
     shareholder's equity for the six-month period ended
     June 30, 1999..........................................  F-17
  Unaudited interim condensed statements of cash flows for
     the six-month periods ended June 30, 1999 and 1998.....  F-18
  Notes to unaudited interim condensed financial
     statements.............................................  F-19

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)

                                                                      MONY CUSTOM EQUITY MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
              ASSETS
Investments at cost (Note 4)......    $186,829      $198,299     $122,187     $632,277    $1,001,373     $893,225      $2,584,849
                                      ========      ========     ========     ========    ==========     ========      ==========
Investments in Enterprise
  Accumulation Trust, at net asset
  value (Note 2)..................    $      0      $      0     $      0     $      0    $1,036,639     $961,572      $2,680,729
Investments in MONY Series Fund,
  Inc., at net asset value (Note
  2)..............................     178,200       187,933      119,776      632,277             0            0               0
Amount due from Enterprise
  Accumulation Trust..............           0             0            0            0         1,607        1,395           3,442
Amount due from MONY America......          13            77           13          207         4,342        2,699           9,908
Amount due from MONY Series Fund,
  Inc. ...........................         514           841          576          460             0            0               0
                                      --------      --------     --------     --------    ----------     --------      ----------
          Total assets............     178,727       188,851      120,365      632,944     1,042,588      965,666       2,694,079
                                      --------      --------     --------     --------    ----------     --------      ----------
           LIABILITIES
Amount due to Enterprise
  Accumulation Trust..............           0             0            0            0         4,342        2,699           9,908
Amount due to MONY America........         514           841          576          460         1,607        1,395           3,442
Amount due to MONY Series Fund,
  Inc.............................          13            77           13          207             0            0               0
                                      --------      --------     --------     --------    ----------     --------      ----------
          Total liabilities.......         527           918          589          667         5,949        4,094          13,350
                                      --------      --------     --------     --------    ----------     --------      ----------
Net assets........................    $178,200      $187,933     $119,776     $632,277    $1,036,639     $961,572      $2,680,729
                                      ========      ========     ========     ========    ==========     ========      ==========
Net assets consist of:
     Contractholders' net
       payments...................    $185,991      $209,336     $127,901     $660,594    $1,079,918     $952,876      $2,794,555
     Cost of insurance withdrawals
       (Note 3)...................      (6,456)      (15,863)      (7,844)     (36,441)      (92,319)     (65,812)       (230,742)
     Undistributed net investment
       income (loss)..............       7,520         6,631        2,276        8,124          (768)        (758)         (2,291)
     Accumulated net realized gain
       (loss) on investments......        (226)       (1,805)        (146)           0        14,542        6,919          23,327
     Unrealized appreciation
       (depreciation) of
       investments................      (8,629)      (10,366)      (2,411)           0        35,266       68,347          95,880
                                      --------      --------     --------     --------    ----------     --------      ----------
Net assets........................    $178,200      $187,933     $119,776     $632,277    $1,036,639     $961,572      $2,680,729
                                      ========      ========     ========     ========    ==========     ========      ==========
Number of units outstanding*......      17,911        20,103       12,045       61,886        94,519       80,686         245,819
                                      --------      --------     --------     --------    ----------     --------      ----------
Net asset value per unit
  outstanding*....................    $   9.95      $   9.35     $   9.94     $  10.22    $    10.97     $  11.92      $    10.91
                                      ========      ========     ========     ========    ==========     ========      ==========

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------------------------------------------------------------------------
                                 INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                    GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME     APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 -------------   ----------   ----------   ----------   -------------   ----------   ------------
            ASSETS
Investments at cost (Note 4)...    $338,986       $217,297    $3,811,155    $636,375      $235,939       $424,087      $461,199
                                   ========       ========    ==========    ========      ========       ========      ========
Investments in Enterprise
  Accumulation Trust at net
  asset value (Note 2).........    $343,232       $213,196    $3,931,800    $687,036      $268,253       $450,579      $483,920
Amount due from Enterprise
  Accumulation Trust...........         521            639         4,505         847           812            328           883
Amount due from MONY America...       1,817             67         7,922       2,605         1,925          1,028         2,198
                                   --------       --------    ----------    --------      --------       --------      --------
         Total assets..........     345,570        213,902     3,944,227     690,488       270,990        451,935       487,001
                                   --------       --------    ----------    --------      --------       --------      --------
          LIABILITIES
Amount due to Enterprise
  Accumulation Trust...........       1,817             67         7,922       2,605         1,925          1,028         2,198
Amount due to MONY America.....         521            639         4,505         847           812            328           883
                                   --------       --------    ----------    --------      --------       --------      --------
         Total liabilities.....       2,338            706        12,427       3,452         2,737          1,356         3,081
                                   --------       --------    ----------    --------      --------       --------      --------
Net assets.....................    $343,232       $213,196    $3,931,800    $687,036      $268,253       $450,579      $483,920
                                   ========       ========    ==========    ========      ========       ========      ========
Net assets consist of:
    Contractholders' net
      payments.................    $363,918       $228,820    $4,055,693    $676,918      $263,236       $459,055      $490,748
    Cost of insurance
      withdrawals (Note 3).....     (25,044)       (15,158)     (276,251)    (46,942)      (25,683)       (38,872)      (33,734)
    Undistributed net
      investment income
      (loss)...................        (260)         3,943        (2,684)       (500)         (193)           412          (273)
    Accumulated net realized
      gain (loss) on
      investments..............         372           (308)       34,397       6,899        (1,421)         3,492         4,458
    Unrealized appreciation
      (depreciation) of
      investments..............       4,246         (4,101)      120,645      50,661        32,314         26,492        22,721
                                   --------       --------    ----------    --------      --------       --------      --------
Net assets.....................    $343,232       $213,196    $3,931,800    $687,036      $268,253       $450,579      $483,920
                                   ========       ========    ==========    ========      ========       ========      ========
Number of units outstanding*...      32,686         20,943       343,134      58,202        22,677         39,606        40,242
                                   --------       --------    ----------    --------      --------       --------      --------
Net asset value per unit
  outstanding*.................    $  10.50       $  10.18    $    11.46    $  11.80      $  11.83       $  11.38      $  12.03
                                   ========       ========    ==========    ========      ========       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                     MONY CUSTOM EQUITY MASTER
                                   ----------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                   ----------------------------------------------------   ---------------------------------------
                                   INTERMEDIATE   LONG TERM    GOVERNMENT      MONEY                   SMALL COMPANY
                                    TERM BOND        BOND      SECURITIES     MARKET        EQUITY         VALUE        MANAGED
                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                   ------------   ----------   ----------   -----------   ----------   -------------   ----------
Dividend income..................    $  7,708      $  6,796     $  2,391    $     8,797   $       0      $       0     $       0
Mortality and expense risk
  charges (Note 3)...............        (188)         (165)        (115)          (673)       (767)          (758)       (2,290)
                                     --------      --------     --------    -----------   ---------      ---------     ---------
Net investment gain (loss).......       7,520         6,631        2,276          8,124        (767)          (758)       (2,290)
                                     --------      --------     --------    -----------   ---------      ---------     ---------
Realized and unrealized gain
  (loss) on investments (Note 2):
  Proceeds from sales............      36,852        51,766       15,291      1,966,233     234,732        204,027       553,551
  Cost of shares sold............     (37,078)      (53,571)     (15,437)    (1,966,233)   (220,198)      (197,110)     (530,240)
                                     --------      --------     --------    -----------   ---------      ---------     ---------
Net realized gain (loss) on
  investments....................        (226)       (1,805)        (146)             0      14,534          6,917        23,311
Net increase (decrease) in
  unrealized appreciation of
  investments....................      (8,631)      (10,371)      (2,411)             0      35,022         68,067        95,649
                                     --------      --------     --------    -----------   ---------      ---------     ---------
Net realized and unrealized gain
  (loss) on investments..........      (8,857)      (12,176)      (2,557)             0      49,556         74,984       118,960
                                     --------      --------     --------    -----------   ---------      ---------     ---------
Net increase (decrease) in net
  assets resulting from
  operations.....................    $ (1,337)     $ (5,545)    $   (281)   $     8,124   $  48,789      $  74,226     $ 116,670
                                     ========      ========     ========    ===========   =========      =========     =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------------------------------------------------------------------------
                                 INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                    GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME     APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 -------------   ----------   ----------   ----------   -------------   ----------   ------------
Dividend income................    $       0      $  4,111    $       0     $      0      $      0       $    851      $      0
Mortality and expense risk
  charges (Note 3).............         (260)         (170)      (2,683)        (500)         (193)          (439)         (273)
                                   ---------      --------    ---------     --------      --------       --------      --------
Net investment income (loss)...         (260)        3,941       (2,683)        (500)         (193)           412          (273)
                                   ---------      --------    ---------     --------      --------       --------      --------
Realized and unrealized gain
  (loss) on investments
  (Note 2):
  Proceeds from sales..........      135,907        73,036      681,737       94,989        71,865         62,788        84,077
  Cost of shares sold..........     (135,537)      (73,344)    (647,366)     (88,090)      (73,287)       (59,296)      (79,622)
                                   ---------      --------    ---------     --------      --------       --------      --------
Net realized gain (loss) on
  investments..................          370          (308)      34,371        6,899        (1,422)         3,492         4,455
Net increase (decrease) in
  unrealized appreciation of
  investments..................        4,228        (4,104)     120,521       50,598        32,263         26,474        22,697
                                   ---------      --------    ---------     --------      --------       --------      --------
Net realized and unrealized
  gain (loss) on investments...        4,598        (4,412)     154,892       57,497        30,841         29,966        27,152
                                   ---------      --------    ---------     --------      --------       --------      --------
Net increase (decrease) in net
  assets resulting from
  operations...................    $   4,338      $   (471)   $ 152,209     $ 56,997      $ 30,648       $ 30,378      $ 26,879
                                   =========      ========    =========     ========      ========       ========      ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    MONY CUSTOM EQUITY MASTER
                                             -----------------------------------------------------------------------
                                                                     MONY SERIES FUND, INC.
                                             -----------------------------------------------------------------------
                                                        INTERMEDIATE                          LONG TERM
                                                         TERM BOND                               BOND
                                                         SUBACCOUNT                           SUBACCOUNT
                                             ----------------------------------   ----------------------------------
                                             FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                             MONTHS ENDED   DECEMBER 29, 1998**   MONTHS ENDED   DECEMBER 16, 1998**
                                               JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                                 1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                             ------------   -------------------   ------------   -------------------
                                             (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment gain......................    $  7,520           $    0            $  6,631           $    0
  Net realized gain (loss) on
     investments...........................        (226)               0              (1,805)               0
  Net increase (decrease) in unrealized
     appreciation of investments...........      (8,631)               2             (10,371)               5
                                               --------           ------            --------           ------
Net increase (decrease) in net assets
  resulting from operations................      (1,337)               2              (5,545)               5
                                               --------           ------            --------           ------
From unit transactions:
  Net proceeds from the issuance of
     units.................................     185,612            1,933             220,687            1,559
  Net asset value of units redeemed or used
     to meet contract obligations..........      (8,006)              (4)            (28,750)             (23)
                                               --------           ------            --------           ------
Net increase from unit transactions........     177,606            1,929             191,937            1,536
                                               --------           ------            --------           ------
Net increase in net assets.................     176,269            1,931             186,392            1,541
Net assets beginning of period.............       1,931                0               1,541                0
                                               --------           ------            --------           ------
Net assets end of period*..................    $178,200           $1,931            $187,933           $1,541
                                               ========           ======            ========           ======
Units outstanding beginning of period......         193                0                 155                0
Units issued during the period.............      18,520              193              22,922              157
Units redeemed during the period...........        (802)               0              (2,974)              (2)
                                               --------           ------            --------           ------
Units outstanding end of period............      17,911              193              20,103              155
                                               ========           ======            ========           ======
---------------
 * Includes undistributed net investment
   income of:                                  $  7,520           $    0            $  6,631           $    0
** Commencement of operations

                                                 MONY CUSTOM EQUITY MASTER
                                             ----------------------------------
                                                   MONY SERIES FUND, INC.
                                             ----------------------------------
                                                         GOVERNMENT
                                                         SECURITIES
                                                         SUBACCOUNT
                                             ----------------------------------
                                             FOR THE SIX      FOR THE PERIOD
                                             MONTHS ENDED   DECEMBER 17, 1998**
                                               JUNE 30,           THROUGH
                                                 1999        DECEMBER 31, 1998
                                             ------------   -------------------
                                             (UNAUDITED)
From operations:
  Net investment gain......................    $  2,276            $  0
  Net realized gain (loss) on
     investments...........................        (146)              0
  Net increase (decrease) in unrealized
     appreciation of investments...........      (2,411)              0
                                               --------            ----
Net increase (decrease) in net assets
  resulting from operations................        (281)              0
                                               --------            ----
From unit transactions:
  Net proceeds from the issuance of
     units.................................     131,103             737
  Net asset value of units redeemed or used
     to meet contract obligations..........     (11,775)             (8)
                                               --------            ----
Net increase from unit transactions........     119,328             729
                                               --------            ----
Net increase in net assets.................     119,047             729
Net assets beginning of period.............         729               0
                                               --------            ----
Net assets end of period*..................    $119,776            $729
                                               ========            ====
Units outstanding beginning of period......          73               0
Units issued during the period.............      13,153              74
Units redeemed during the period...........      (1,181)             (1)
                                               --------            ----
Units outstanding end of period............      12,045              73
                                               ========            ====
---------------
 * Includes undistributed net investment
   income of:                                  $  2,276            $  0
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY CUSTOM EQUITY MASTER
                                            -----------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.           ENTERPRISE ACCUMULATION TRUST
                                            ----------------------------------   ----------------------------------
                                                          MONEY
                                                          MARKET                               EQUITY
                                                        SUBACCOUNT                           SUBACCOUNT
                                            ----------------------------------   ----------------------------------
                                            FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                            MONTHS ENDED   DECEMBER 28, 1998**   MONTHS ENDED   DECEMBER 9, 1998**
                                              JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                                1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                            ------------   -------------------   ------------   -------------------
                                            (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment gain (loss)..............   $    8,124          $     0          $     (767)         $    (1)
  Net realized gain on investments........            0                0              14,534                8
  Net increase in unrealized appreciation
     of investments.......................            0                0              35,022              244
                                             ----------          -------          ----------          -------
Net increase in net assets resulting from
  operations..............................        8,124                0              48,789              251
                                             ----------          -------          ----------          -------
From unit transactions:
  Net proceeds from the issuance of
     units................................    1,423,155           65,877           1,098,853           19,516
  Net asset value of units redeemed or
     used to meet contract obligations....     (863,657)          (1,222)           (130,360)            (410)
                                             ----------          -------          ----------          -------
Net increase from unit transactions.......      559,498           64,655             968,493           19,106
                                             ----------          -------          ----------          -------
Net increase in net assets................      567,622           64,655           1,017,282           19,357
Net assets beginning of period............       64,655                0              19,357                0
                                             ----------          -------          ----------          -------
Net assets end of period*.................   $  632,277          $64,655          $1,036,639          $19,357
                                             ==========          =======          ==========          =======
Units outstanding beginning of period.....        6,463                0               1,912                0
Units issued during the period............      141,035            6,585             105,160            1,953
Units redeemed during the period..........      (85,612)            (122)            (12,553)             (41)
                                             ----------          -------          ----------          -------
Units outstanding end of period...........       61,886            6,463              94,519            1,912
                                             ==========          =======          ==========          =======
---------------
 * Includes undistributed net investment
   income (loss) of:                         $    8,124          $     0          $     (768)         $    (1)
** Commencement of operations

                                                MONY CUSTOM EQUITY MASTER
                                            ----------------------------------
                                              ENTERPRISE ACCUMULATION TRUST
                                            ----------------------------------
                                                      SMALL COMPANY
                                                          VALUE
                                                        SUBACCOUNT
                                            ----------------------------------
                                             FOR THE SIX      FOR THE PERIOD
                                            MONTHS ENDED    DECEMBER 9, 1998**
                                              JUNE 30,           THROUGH
                                                1999        DECEMBER 31, 1998
                                            -------------   ------------------
                                             (UNAUDITED)
From operations:
  Net investment gain (loss)..............    $   (758)           $    0
  Net realized gain on investments........       6,917                 2
  Net increase in unrealized appreciation
     of investments.......................      68,067               280
                                              --------            ------
Net increase in net assets resulting from
  operations..............................      74,226               282
                                              --------            ------
From unit transactions:
  Net proceeds from the issuance of
     units................................     979,184             7,930
  Net asset value of units redeemed or
     used to meet contract obligations....     (99,925)             (125)
                                              --------            ------
Net increase from unit transactions.......     879,259             7,805
                                              --------            ------
Net increase in net assets................     953,485             8,087
Net assets beginning of period............       8,087                 0
                                              --------            ------
Net assets end of period*.................    $961,572            $8,087
                                              ========            ======
Units outstanding beginning of period.....         772                 0
Units issued during the period............      89,054               784
Units redeemed during the period..........      (9,140)              (12)
                                              --------            ------
Units outstanding end of period...........      80,686               772
                                              ========            ======
---------------
 * Includes undistributed net investment
   income (loss) of:                          $   (758)           $    0
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY CUSTOM EQUITY MASTER
                                             -----------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                             -----------------------------------------------------------------------
                                                                                            INTERNATIONAL
                                                          MANAGED                               GROWTH
                                                         SUBACCOUNT                           SUBACCOUNT
                                             ----------------------------------   ----------------------------------
                                             FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                             MONTHS ENDED   DECEMBER 9, 1998**    MONTHS ENDED   DECEMBER 9, 1998**
                                               JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                                 1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                             ------------   -------------------   ------------   -------------------
                                             (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment income (loss).............   $   (2,290)         $    (1)          $   (260)          $    0
  Net realized gain (loss) on
     investments...........................       23,311               16                370                2
  Net increase (decrease) in unrealized
     appreciation of investments...........       95,649              231              4,228               18
                                              ----------          -------           --------           ------
Net increase (decrease) in net assets
  resulting from operations................      116,670              246              4,338               20
                                              ----------          -------           --------           ------
From unit transactions:
  Net proceeds from the issuance of
     units.................................    2,874,747           27,281            402,942            1,391
  Net asset value of units redeemed or used
     to meet contract obligations..........     (337,661)            (554)           (65,410)             (49)
                                              ----------          -------           --------           ------
Net increase from unit transactions........    2,537,086           26,727            337,532            1,342
                                              ----------          -------           --------           ------
Net increase in net assets.................    2,653,756           26,973            341,870            1,362
Net assets beginning of period.............       26,973                0              1,362                0
                                              ----------          -------           --------           ------
Net assets end of period*..................   $2,680,729          $26,973           $343,232           $1,362
                                              ==========          =======           ========           ======
Units outstanding beginning of period......        2,653                0                131                0
Units issued during the period.............      275,543            2,708             38,889              136
Units redeemed during the period...........      (32,377)             (55)            (6,334)              (5)
                                              ----------          -------           --------           ------
Units outstanding end of period............      245,819            2,653             32,686              131
                                              ==========          =======           ========           ======
---------------
 * Includes undistributed net investment
   income (loss) of:                          $   (2,291)         $    (1)          $   (260)          $    0
** Commencement of operations

                                                 MONY CUSTOM EQUITY MASTER
                                             ----------------------------------
                                               ENTERPRISE ACCUMULATION TRUST
                                             ----------------------------------
                                                         HIGH YIELD
                                                            BOND
                                                         SUBACCOUNT
                                             ----------------------------------
                                             FOR THE SIX      FOR THE PERIOD
                                             MONTHS ENDED   DECEMBER 14, 1998**
                                               JUNE 30,           THROUGH
                                                 1999        DECEMBER 31, 1998
                                             ------------   -------------------
                                             (UNAUDITED)
From operations:
  Net investment income (loss).............    $  3,941           $    2
  Net realized gain (loss) on
     investments...........................        (308)               0
  Net increase (decrease) in unrealized
     appreciation of investments...........      (4,104)               3
                                               --------           ------
Net increase (decrease) in net assets
  resulting from operations................        (471)               5
                                               --------           ------
From unit transactions:
  Net proceeds from the issuance of
     units.................................     241,681            3,481
  Net asset value of units redeemed or used
     to meet contract obligations..........     (31,460)             (40)
                                               --------           ------
Net increase from unit transactions........     210,221            3,441
                                               --------           ------
Net increase in net assets.................     209,750            3,446
Net assets beginning of period.............       3,446                0
                                               --------           ------
Net assets end of period*..................    $213,196           $3,446
                                               ========           ======
Units outstanding beginning of period......         345                0
Units issued during the period.............      23,690              349
Units redeemed during the period...........      (3,092)              (4)
                                               --------           ------
Units outstanding end of period............      20,943              345
                                               ========           ======
---------------
 * Includes undistributed net investment
   income (loss) of:                           $  3,943           $    2
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY CUSTOM EQUITY MASTER
                                            -----------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                                            -----------------------------------------------------------------------
                                                                                             GROWTH AND
                                                          GROWTH                               INCOME
                                                        SUBACCOUNT                           SUBACCOUNT
                                            ----------------------------------   ----------------------------------
                                            FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                            MONTHS ENDED   DECEMBER 9, 1998**    MONTHS ENDED   DECEMBER 9, 1998**
                                              JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                                1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                            ------------   -------------------   ------------   -------------------
                                            (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment (loss)...................   $   (2,683)         $    (1)          $   (500)          $     0
  Net realized gain (loss) on
     investments..........................       34,371               26              6,899                 0
  Net increase in unrealized appreciation
     of investments.......................      120,521              124             50,598                63
                                             ----------          -------           --------           -------
Net increase in net assets resulting from
  operations..............................      152,209              149             56,997                63
                                             ----------          -------           --------           -------
From unit transactions:
  Net proceeds from the issuance of
     units................................    4,136,289           52,409            675,274            10,095
  Net asset value of units redeemed or
     used to meet contract obligations....     (408,950)            (306)           (55,373)              (20)
                                             ----------          -------           --------           -------
Net increase from unit transactions.......    3,727,339           52,103            619,901            10,075
                                             ----------          -------           --------           -------
Net increase in net assets................    3,879,548           52,252            676,898            10,138
Net assets beginning of period............       52,252                0             10,138                 0
                                             ----------          -------           --------           -------
Net assets end of period*.................   $3,931,800          $52,252           $687,036           $10,138
                                             ==========          =======           ========           =======
Units outstanding beginning of period.....        5,053                0              1,012                 0
Units issued during the period............      375,413            5,083             62,277             1,014
Units redeemed during the period..........      (37,332)             (30)            (5,087)               (2)
                                             ----------          -------           --------           -------
Units outstanding end of period...........      343,134            5,053             58,202             1,012
                                             ==========          =======           ========           =======
---------------
 * Includes undistributed net investment
   income (loss) of:                         $   (2,684)         $    (1)          $   (500)          $     0
** Commencement of operations

                                                 MONY CUSTOM EQUITY MASTER
                                            -----------------------------------
                                               ENTERPRISE ACCUMULATION TRUST
                                            -----------------------------------
                                                       SMALL COMPANY
                                                          GROWTH
                                                        SUBACCOUNT
                                            -----------------------------------
                                             FOR THE SIX      FOR THE PERIOD
                                            MONTHS ENDED    DECEMBER 9, 1998**
                                              JUNE 30,            THROUGH
                                                1999         DECEMBER 31, 1998
                                            -------------   -------------------
                                             (UNAUDITED)
From operations:
  Net investment (loss)...................    $   (193)           $    0
  Net realized gain (loss) on
     investments..........................      (1,422)                1
  Net increase in unrealized appreciation
     of investments.......................      32,263                51
                                              --------            ------
Net increase in net assets resulting from
  operations..............................      30,648                52
                                              --------            ------
From unit transactions:
  Net proceeds from the issuance of
     units................................     273,917             1,456
  Net asset value of units redeemed or
     used to meet contract obligations....     (37,759)              (61)
                                              --------            ------
Net increase from unit transactions.......     236,158             1,395
                                              --------            ------
Net increase in net assets................     266,806             1,447
Net assets beginning of period............       1,447                 0
                                              --------            ------
Net assets end of period*.................    $268,253            $1,447
                                              ========            ======
Units outstanding beginning of period.....         140                 0
Units issued during the period............      26,139               146
Units redeemed during the period..........      (3,602)               (6)
                                              --------            ------
Units outstanding end of period...........      22,677               140
                                              ========            ======
---------------
 * Includes undistributed net investment
   income (loss) of:                          $   (193)           $    0
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                 MONY CUSTOM EQUITY MASTER
                                                          -----------------------------------------------------------------------
                                                                               ENTERPRISE ACCUMULATION TRUST
                                                          -----------------------------------------------------------------------
                                                                        EQUITY                              CAPITAL
                                                                        INCOME                            APPRECIATION
                                                                      SUBACCOUNT                           SUBACCOUNT
                                                          ----------------------------------   ----------------------------------
                                                          FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                                          MONTHS ENDED   DECEMBER 9, 1998**    MONTHS ENDED   DECEMBER 9, 1998**
                                                            JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                                              1999        DECEMBER 31, 1998        1999        DECEMBER 31, 1998
                                                          ------------   -------------------   ------------   -------------------
                                                          (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment income (loss)..........................    $    412           $     0           $   (273)          $    0
  Net realized gain on investments......................       3,492                 0              4,455                3
  Net increase in unrealized appreciation of
     investments........................................      26,474                18             22,697               24
                                                            --------           -------           --------           ------
Net increase in net assets resulting from operations....      30,378                18             26,879               27
                                                            --------           -------           --------           ------
From unit transactions:
  Net proceeds from the issuance of units...............     454,242            11,177            494,821            8,145
  Net asset value of units redeemed or used to meet
     contract obligations...............................     (45,222)              (14)           (45,903)             (49)
                                                            --------           -------           --------           ------
Net increase from unit transactions.....................     409,020            11,163            448,918            8,096
                                                            --------           -------           --------           ------
Net increase in net assets..............................     439,398            11,181            475,797            8,123
Net assets beginning of period..........................      11,181                 0              8,123                0
                                                            --------           -------           --------           ------
Net assets end of period*...............................    $450,579           $11,181           $483,920           $8,123
                                                            ========           =======           ========           ======
Units outstanding beginning of period...................       1,091                 0                743                0
Units issued during the period..........................      42,708             1,092             43,588              748
Units redeemed during the period........................      (4,193)               (1)            (4,089)              (5)
                                                            --------           -------           --------           ------
Units outstanding end of period.........................      39,606             1,091             40,242              743
                                                            ========           =======           ========           ======
---------------
 * Includes undistributed net investment income (loss)
   of:                                                      $    412           $     0           $   (273)          $    0
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

     There are currently fourteen MONY Custom Equity Master Subaccounts within the Variable Account each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of MONY Custom Equity Master commenced operations during 1998. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

     Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of each portfolio. Except for the Money Market Portfolio, net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset values are based on amortized cost of the securities held which approximates value.

     Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for six months ended June 30, 1999 aggregated $914,343.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35 percent (for the MONY Custom Equity Master Subaccounts) of average daily net assets of the subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. and Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                     MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                       ---------------------------------------------------   ---------------------------------------
                       INTERMEDIATE   LONG TERM   GOVERNMENT      MONEY                   SMALL COMPANY
                        TERM BOND       BOND      SECURITIES     MARKET        EQUITY         VALUE        MANAGED
                        PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                       ------------   ---------   ----------   -----------   ----------   -------------   ----------
Shares beginning of
  period:
  Shares.............         170          108           65         64,655          525           295            665
  Amount.............    $  1,929     $  1,536     $    729    $    64,655   $   19,113    $    7,807     $   26,742
                         --------     --------     --------    -----------   ----------    ----------     ----------
Shares acquired:
  Shares.............      18,992       18,169       12,187      2,525,058       31,599        37,667         74,125
  Amount.............    $214,270     $243,538     $134,504    $ 2,525,058   $1,202,458    $1,082,528     $3,088,347
Shares received for
  reinvestment of
  dividends:
  Shares.............         716          536          221          8,797            0             0              0
  Amount.............    $  7,708     $  6,796     $  2,391    $     8,797   $        0    $        0     $        0
Shares redeemed:
  Shares.............      (3,270)      (3,814)      (1,383)    (1,966,233)      (6,176)       (7,103)       (13,277)
  Amount.............    $(37,078)    $(53,571)    $(15,437)   $(1,966,233)  $ (220,198)   $ (197,110)    $ (530,240)
                         --------     --------     --------    -----------   ----------    ----------     ----------
Net change:
  Shares.............      16,438       14,891       11,025        567,622       25,423        30,564         60,848
  Amount.............    $184,900     $196,763     $121,458    $   567,622   $  982,260    $  885,418     $2,558,107
                         --------     --------     --------    -----------   ----------    ----------     ----------
Shares end of period:
  Shares.............      16,608       14,999       11,090        632,277       25,948        30,859         61,513
  Amount.............    $186,829     $198,299     $122,187    $   632,277   $1,001,373    $  893,225     $2,584,849
                         ========     ========     ========    ===========   ==========    ==========     ==========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                                        ENTERPRISE ACCUMULATION TRUST
                       -----------------------------------------------------------------------------------------------
                       INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY    EQUITY       CAPITAL
                          GROWTH          BOND        GROWTH       INCOME        GROWTH        INCOME     APPRECIATION
                         PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
                       -------------   ----------   ----------   ----------   -------------   ---------   ------------
Shares beginning of
  period:
  Shares.............          202           642         9,915       1,984           265         2,197         1,459
  Amount.............    $   1,344      $  3,443    $   52,128    $ 10,075      $  1,396      $ 11,163      $  8,099
                         ---------      --------    ----------    --------      --------      --------      --------
Shares acquired:
  Shares.............       70,217        52,826       783,416     129,193        55,834        89,068        91,985
  Amount.............    $ 473,179      $283,087    $4,406,393    $714,390      $307,830      $471,369      $532,722
Shares received for
  reinvestment of
  dividends:
  Shares.............            0           719             0           0             0           151             0
  Amount.............    $       0      $  4,111    $        0    $      0      $      0      $    851      $      0
Shares redeemed:
  Shares.............      (20,239)      (13,578)     (121,228)    (17,241)      (13,247)      (11,668)      (14,629)
  Amount.............    $(135,537)     $(73,344)   $ (647,366)   $(88,090)     $(73,287)     $(59,296)     $(79,622)
                         ---------      --------    ----------    --------      --------      --------      --------
Net change:
  Shares.............       49,978        39,967       662,188     111,952        42,587        77,551        77,356
  Amount.............    $ 337,642      $213,854    $3,759,027    $626,300      $234,543      $412,924      $453,100
                         ---------      --------    ----------    --------      --------      --------      --------
Shares end of period:
  Shares.............       50,180        40,609       672,103     113,936        42,852        79,748        78,815
  Amount.............    $ 338,986      $217,297    $3,811,155    $636,375      $235,939      $424,087      $461,199
                         =========      ========    ==========    ========      ========      ========      ========

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   UNAUDITED INTERIM CONDENSED BALANCE SHEETS
                   AS OF JUNE 30, 1999 AND DECEMBER 31, 1998

                                                              JUNE 30,    DECEMBER 31,
                                                                1999          1998
                                                              --------    ------------
                                                                  ($ IN MILLIONS)
                                        ASSETS
Investments:
Fixed maturity securities available-for-sale, at fair
  value.....................................................  $1,099.2      $1,044.2
Mortgage loans on real estate...............................     155.5         120.1
Policy loans................................................      54.5          52.1
Real estate to be disposed of...............................       1.2           0.0
Real estate held for investment.............................       6.9           8.3
Other invested assets.......................................       2.6           4.7
                                                              --------      --------
                                                               1,319.9       1,229.4
                                                              --------      --------
Cash and cash equivalents...................................      47.9         133.4
Accrued investment income...................................      20.5          19.5
Amounts due from reinsurers.................................      23.8          24.4
Deferred policy acquisition costs...........................     356.7         318.6
Other assets................................................      18.1          15.3
Separate account assets.....................................   4,337.0       4,148.8
                                                              --------      --------
          Total assets......................................  $6,123.9      $5,889.4
                                                              ========      ========
                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................  $  123.0      $  112.0
Policyholders' account balances.............................   1,169.7       1,187.1
Other policyholders' liabilities............................      49.5          56.9
Accounts payable and other liabilities......................      78.2          67.9
Note payable to affiliate (Note 5)..........................      50.0           0.0
Current federal income taxes payable........................      16.8          13.2
Deferred federal income taxes...............................      10.0          13.7
Separate account liabilities................................   4,337.0       4,148.8
                                                              --------      --------
          Total liabilities.................................   5,834.2       5,599.6
Commitments and contingencies (Note 4)
Common stock, $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................       2.5           2.5
Capital in excess of par....................................     189.7         189.7
Retained earnings...........................................      99.0          89.6
Accumulated other comprehensive income......................      (1.5)          8.0
                                                              --------      --------
          Total shareholder's equity........................     289.7         289.8
                                                              --------      --------
          Total liabilities and shareholder's equity........  $6,123.9      $5,889.4
                                                              ========      ========

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
            FOR THE THREE-MONTH PERIODS ENDED JUNE 30, 1999 AND 1998

                                                               1999      1998
                                                              ------    ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $38.8     $30.0
Premiums....................................................    1.3       0.4
Net investment income.......................................   24.1      23.5
Net realized gains on investments...........................    1.0       2.0
Other income................................................    1.5       2.2
                                                              -----     -----
          Total revenues....................................   66.7      58.1
                                                              -----     -----
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   10.2       8.4
Interest credited to policyholders' account balances........   16.1      16.5
Amortization of deferred policy acquisition costs...........   10.0      11.8
Other operating costs and expenses..........................   20.2      20.5
                                                              -----     -----
          Total benefits and expenses.......................   56.5      57.2
                                                              -----     -----
Income before income taxes..................................   10.2       0.9
Income tax expense..........................................    3.5       0.3
                                                              -----     -----
Net income..................................................    6.7       0.6
Other comprehensive (loss) income, net......................   (6.0)      0.8
                                                              -----     -----
Comprehensive income........................................  $ 0.7     $ 1.4
                                                              =====     =====

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
             FOR THE SIX-MONTH PERIODS ENDED JUNE 30, 1999 AND 1998

                                                               1999      1998
                                                              ------    ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $ 71.3    $ 59.8
Premiums....................................................     2.3       0.5
Net investment income.......................................    48.3      47.8
Net realized gains on investments...........................     1.2       3.5
Other income................................................     3.1       4.0
                                                              ------    ------
          Total revenues....................................   126.2     115.6
                                                              ------    ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    20.0      16.6
Interest credited to policyholders' account balances........    32.6      33.5
Amortization of deferred policy acquisition costs...........    20.0      22.5
Other operating costs and expenses..........................    39.2      36.2
                                                              ------    ------
          Total benefits and expenses.......................   111.8     108.8
                                                              ------    ------
Income before income taxes..................................    14.4       6.8
Income tax expense..........................................     5.0       2.4
                                                              ------    ------
Net income..................................................     9.4       4.4
Other comprehensive (loss) income, net......................    (9.5)      0.5
                                                              ------    ------
Comprehensive (loss) income.................................  $ (0.1)   $  4.9
                                                              ======    ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                       OF CHANGES IN SHAREHOLDER'S EQUITY
                  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 1999

                                                                              ACCUMULATED
                                                       CAPITAL                   OTHER           TOTAL
                                             COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                             STOCK     OF PAR     EARNINGS      INCOME          EQUITY
                                             ------   ---------   --------   -------------   -------------
                                                                    ($ IN MILLIONS)
Balance, December 31, 1998.................   $2.5     $189.7      $89.6         $ 8.0          $289.8
Comprehensive loss
  Net income...............................                          9.4                           9.4
  Other comprehensive loss:
     Unrealized gains on investments, net
       of unrealized losses,
       reclassification adjustments, and
       taxes...............................                                       (9.5)           (9.5)
                                                                                                ------
Comprehensive loss.........................                                                       (0.1)
                                              ----     ------      -----         -----          ------
Balance, June 30, 1999.....................   $2.5     $189.7      $99.0         $(1.5)         $289.7
                                              ====     ======      =====         =====          ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS
             FOR THE SIX-MONTH PERIODS ENDED JUNE 30, 1999 AND 1998

                                                               1999       1998
                                                              -------    -------
                                                               ($ IN MILLIONS)
NET CASH USED IN OPERATING ACTIVITIES.......................  $ (22.5)   $  (1.1)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayment of:
  Fixed maturity securities.................................    138.6       89.7
  Mortgage loans on real estate.............................     12.0       10.3
  Real estate...............................................      0.0       14.4
  Other invested assets.....................................      3.7        0.8
Acquisitions of investments:
  Fixed maturity securities.................................   (229.0)    (109.2)
  Mortgage loans on real estate.............................    (47.5)     (13.5)
  Real estate...............................................     (0.3)      (0.5)
  Other invested assets.....................................     (0.9)      (0.3)
  Policy loans, net.........................................     (2.4)      (2.8)
  Other, net................................................     (0.2)       0.0
                                                              -------    -------
Net cash used in investing activities.......................   (126.0)     (11.1)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of note payable....................................     50.5        0.0
Repayments of debt..........................................     (0.5)       0.0
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    595.5      448.5
Return of policyholders' account balances on annuity and
  universal life policies...................................   (582.5)    (456.3)
                                                              -------    -------
Net cash provided by (used in) financing activities.........     63.0       (7.8)
                                                              -------    -------
Net decrease in cash and cash equivalents...................    (85.5)     (20.0)
Cash and cash equivalents, beginning of period..............    133.4       46.0
                                                              -------    -------
Cash and cash equivalents, end of period....................  $  47.9    $  26.0
                                                              =======    =======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"), a stock life insurance company. MONY Life is a wholly-owned subsidiary of The MONY Group Inc. (the "MONY Group"), a Delaware Corporation.

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. BASIS OF PRESENTATION

     The accompanying unaudited interim condensed financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 1998 in the Company's 1998 Report on Form 10-K. The results of operations for the three-month and six-month periods ended June 30, 1999 are not necessarily indicative of the results to be expected for the full year.

3. FEDERAL INCOME TAXES

     Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate.

4. COMMITMENTS AND CONTINGENCIES

     In late 1995 and thereafter, a number of purported class actions were commenced in various state and federal courts against MONY Life and the Company ("the Companies") alleging that the Companies engaged in deceptive sales practices in connection with the sale of whole and/or universal life insurance policies from the early 1980s to the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e. breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases (including the Goshen case discussed below) seek primary equitable relief (e.g. reformation, specific performance, mandatory injunctive relief prohibiting the Companies from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one action being voluntarily held in abeyance), has denied any wrongdoing, and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified the Goshen case, being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued

                     MONY LIFE INSURANCE COMPANY OF AMERICA
by the Companies and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgement on all counts of the complaint. All of the other putative class actions (with one exception discussed below) have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case. The Massachusetts District Court in the Multidistrict Litigation has entered an order essentially holding all of the federal cases in abeyance pending the action of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company on the merits. On March 18, 1999, the order by the New York State Supreme Court was affirmed by the New York State Appellate Division, First Department. On June 8, 1999, plaintiffs obtained leave from the New York State Court of Appeals to appeal the Appellate Division decision. Briefs were filed in October 1999, and oral argument before the Court of Appeals will take place on October 14, 1999. All actions before the United States District Court for the District of Massachusetts are still pending.

     In addition, on or about February 25, 1999, a purported class action was filed against the Company in Kentucky state court covering policyholders who purchased individual universal life insurance policies from the Company after January 1, 1988, claiming breach of contract and violations of the Kentucky Consumer Protection Act. On March 26, 1999, the Company removed that action to the United States District Court for the Eastern District of Kentucky, requested the Judicial Panel on multidistrict litigation to transfer the action to the multidistrict litigation in the District of Massachusetts and sought a stay of further proceedings in the Kentucky District Court pending a determination on multidistrict transfer. On April 19, 1999, the Judicial Panel entered a conditional transfer order transferring the case to the Federal District Court in Massachusetts. Plaintiffs have opposed the transfer, and oral argument on the Company's transfer motion took place before the Judicial Panel on July 22, 1999. On April 20, 1999, plaintiffs moved to remand the case to the Kentucky State Court. the Company has opposed the motion. On June 18, 1999, the Federal District Court denied the Company's motion for a stay and preliminary discovery has been initiated in the case.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its businesses. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any additional liability beyond that recorded in the financial statements at June 30, 1999, resulting from the resolution of these matters will not have a material adverse effect on the Company's financial position or results of operations.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At June 30, 1999, the Company had the following commitments outstanding:
$10.8 million of private fixed maturity securities with an interest rate of 7.3%, $6.4 million for a variable rate commercial mortgage loan with an initial interest rate of 7.2% and $9.1 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such agricultural loans range from 7.3% to 8.3%.

5. NOTE PAYABLE TO AFFILIATE

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value as of June 30, 1999 is $50.0 million.

MONY LIFE INSURANCE COMPANY OF AMERICA
ADMINISTRATIVE OFFICES
1740 BROADWAY, NEW YORK, NY 10019

[THE MONY GROUP LOGO]
                                 MONY LIFE INSURANCE COMPANY OF AMERICA AND MONY
                            SECURITIES CORPORATION ARE MEMBERS OF THE MONY GROUP
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                                                     Form No. 14503 SL (11/1/99)